Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 03, 2017	Jul. 01, 2015
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment	$ 17,489	$ 0	$ 0	$ 17,489
Shannon Systems
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill						$ 33,204
Bigtera
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill					$ 625